Principal subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Principal in subsidiaries
At 31 December 2022

Company and country of incorporation/operation	Principal activities	Class of shares held	Proportion of class held (%)	Group interest (voting %)	Other interest (voting %)
Australia
Argyle Diamonds Limited	Mining and processing of diamonds (until November 2020)	Class A	100	100	—
		Class B	100
Dampier Salt Limited	Salt and gypsum production	Ordinary	68.36	68.36	31.64
Energy Resources of Australia Ltd	Uranium processing (until January 2021)	Ordinary	86.33	86.33	13.67
Hamersley Iron Pty Limited	Iron ore mining	Ordinary	100	100	—
North Mining Limited(a)	Iron ore mining	Ordinary	100	100	—
		Preference	100
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining; alumina production; primary aluminium smelting	Ordinary	100	100	—

Robe River Mining Co Pty Ltd(a)	Iron ore mining	Class A	40	73.61	26.39
		Class B	76.36

Brazil
Rio Tinto do Brasil Ltda.(b)	Alumina production and bauxite mining	Quota	100	100	—
Canada
Diavik Diamond Mines (2012) Inc.	Diamond mining and processing	Common	100	100	—
Iron Ore Company of Canada(c)	Iron ore mining; iron ore pellets production	Series A	91.41	58.72	41.28
		Series E	100
		Series F	100
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	Common	100	100	—
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel production	Common	100	100	—
		Class B preference	100
		Preference	100
Guinea
Simfer Jersey Limited(d)	Iron ore project	Ordinary	53	53	47
Madagascar

QIT Madagascar Minerals SA(e)	Ilmenite mining	Common	84.20	79.98	20.02
		Investment certificates	100

Mongolia
Oyu Tolgoi LLC(f)	Copper and gold mining	Common	66	66	34
South Africa

Richards Bay Titanium (Proprietary) Limited(g)	Titanium dioxide; high purity iron production	B Ordinary	100	73.97	26.03
		B Preference	100
		Parent Preference	100

Richards Bay Mining (Proprietary) Limited(g)	Ilmenite, rutile and zircon mining	B Ordinary	100	73.97	26.03
		B Preference	100
		Parent Preference	100

US
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)	Copper and gold mining, smelting and refining and exploration activities	Common	100	100	—
U.S. Borax Inc.	Mining, refining and marketing of borates	Common	100	100	—
(a)Robe River Mining Co Pty Ltd (which is 60% owned by the Group) holds a 30% economic interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35% economic interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe River, with a 12% non-controlling interest. The Group therefore has a 53% economic interest in Robe River.
(b)Rio Tinto do Brasil Ltda holds the Group’s 10% interest in Consórcio De Alumínio Do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.
(c)Iron Ore Company of Canada is incorporated in the US, but operates in Canada.
(d)Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that operates the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.
(e)The Group’s shareholding in QIT Madagascar Minerals SA carries an 80% economic interest and 80% of the total voting rights; a further 5% economic interest is held through non-voting investment certificates to give an economic interest of 85%. The non-controlling interests have a 15% economic interest and 20% of the total voting rights.
(f)On 16 December 2022, we purchased the remaining 49% share of Turquoise Hill Resources Ltd. The Group now holds a 66% direct interest in Oyu Tolgoi LLC (OT). Up until December 2022 the Group had a 50.79% interest in Turquoise Hill Resources Ltd, which held a 66% interest in OT. The Group therefore had a 33.5% indirect interest in OT.
(g)Additional classes of shares issued by Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited representing non-controlling interests are not shown. The Group’s total legal and beneficial interest in Richards Bay Titanium (Proprietary) Limited and Richards Bay Mining (Proprietary) Limited is 74%.
30 Principal subsidiaries continued
Subsidiaries financial information
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations.

Income statement summary for the year ended 31 December	Iron Ore Company of Canada 2022 US$m	Iron Ore Company of Canada 2021 US$m	Oyu Tolgoi LLC(h)(i)(j) 2022 US$m	Oyu Tolgoi LLC(h)(i)(j) 2021 US$m
Revenue	2,634	3,308	1,424	1,971
Profit/(loss) after tax	756	1,193	(224)	465
– attributable to non-controlling interests	312	493	(159)	285
– attributable to Rio Tinto	444	700	(65)	180
Other comprehensive (loss)/income	(111)	39	—	—
Total comprehensive income/(loss)	645	1,232	(224)	465

Balance sheet summary as at 31 December	2022 US$m	2021 US$m	2022 US$m	2021 US$m
Non-current assets	2,963	2,974	13,662	12,199
Current assets	774	599	753	523
Current liabilities	(499)	(581)	(4,253)	(3,172)
Non-current liabilities	(974)	(1,020)	(10,731)	(9,874)
Net assets	2,264	1,972	(569)	(324)
– attributable to non-controlling interests	946	818	(210)	(89)
– attributable to Rio Tinto	1,318	1,154	(359)	(235)

Cash flow statement summary for the year ended 31 December	2022 US$m	2021 US$m	2022 US$m	2021 US$m
Cash flow from operations	1,153	2,119	406	851
Dividends paid to non-controlling interests	(142)	(495)	—	—
(h)On 16 December 2022, we purchased the remaining 49% share of Turquoise Hill Resources Ltd. At 31 December 2022 cash consideration paid totalled US$2,961 million. Certain shareholders exercised their right to dissent to the transaction. In accordance with the terms of the circular, those dissenting shareholders have received initial consideration of C$34.4 per share, with final consideration to be determined by an independent arbitrator. We have included within other provisions US$211 million for additional consideration to be paid to the dissenting shareholders representing the difference between their initial consideration and C$43 per share paid to all other shareholders. As the transaction is with shareholders in their capacity as owners the transaction did not result in an income statement impact; however, re-measurement in future periods could result in an adjustment through the income statement.
(i)Under the terms of the project finance facility held by Oyu Tolgoi LLC, there are certain restrictions on the ability of Oyu Tolgoi LLC to make shareholder distributions.
(j)Refer to the note Oyu Tolgoi: approval for commencement of underground operations below regarding the treatment of funding balances.

Income statement summary for the year ended 31 December	Robe River Mining Co Pty 2022 US$m	Robe River Mining Co Pty 2021 US$m	Other companies and eliminations(k) 2022 US$m	Other companies and eliminations(k) 2021 US$m	Robe River 2022 US$m	Robe River 2021 US$m
Revenue	1,703	2,454	1,987	2,863	3,690	5,317
Profit after tax	802	1,352	875	1,518	1,677	2,870
– attributable to non-controlling interests	322	541	—	—	322	541
– attributable to Rio Tinto	480	811	875	1,518	1,355	2,329
Other comprehensive loss	(206)	(183)	(111)	(97)	(317)	(280)
Total comprehensive income	596	1,169	764	1,421	1,360	2,590

Balance sheet summary as at 31 December	2022 US$m	2021 US$m	2022 US$m	2021 US$m	2022 US$m	2021 US$m
Non-current assets	2,846	3,472	3,975	4,166	6,821	7,638
Current assets	756	495	609	2,118	1,365	2,613
Current liabilities	(112)	(371)	(2,724)	(329)	(2,836)	(700)
Non-current liabilities	(422)	(421)	(564)	(4,378)	(986)	(4,799)
Net assets	3,068	3,175	1,296	1,577	4,364	4,752
– attributable to non-controlling interests	1,225	1,268	—	—	1,225	1,268
– attributable to Rio Tinto	1,843	1,907	1,296	1,577	3,139	3,484

Cash flow statement summary for the year ended 31 December	2022 US$m	2021 US$m	2022 US$m	2021 US$m	2022 US$m	2021 US$m
Cash flow from operations	1,435	2,130	1,981	2,512	3,416	4,642
Dividends paid to non-controlling interests	(278)	(589)	—	—	(278)	(589)
(k)“Other companies and eliminations” includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$337 million (2021: US$362 million) that arose on the Group’s acquisition of its interest in Robe River.